Convertible Redeemable Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 17, 2018 CNY (¥)	Apr. 17, 2018 USD ($) investors $ / shares shares	Oct. 31, 2019 USD ($)	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 12, 2022
Temporary Equity [Line Items]
Series A preferred shares issuance costs			$ 7.0		¥ 7,909
Liquidation plan				(i) 100% of the applicable preferred share issue price, plus (ii) an amount accruing thereon at an annual rate of 10% of the applicable preferred share issue price, plus (iii) all declared but unpaid dividends thereon.
Pro Forma [Member]
Temporary Equity [Line Items]
Share price percent on purchase consideration plus unpaid dividend							140.00%
Compounded rate on purchase consideration plus unpaid dividend							6.00%
Series A convertible redeemable preferred shares [Member]
Temporary Equity [Line Items]
Shares issued | shares		6,814,815
Shares price per shares | $ / shares		$ 10.27
Number of purchasers | investors		2
Total cash consideration	¥ 440,000	$ 70.0
Series A preferred shares issuance costs	¥ 9,826
Financing expense and capital contribution						¥ 4,722